INCOME TAXES - Reconciliation of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Expected income tax expense (benefit) at federal statutory rate	$ 354,390	$ (50,684)
State income tax expense (benefit), net of federal benefit	10,106	(3,568)
Permanent items	6,842	1,524
R&D credits	(28,602)	(2,322)
Unrecognized tax benefits (FIN 48)	(4,651)	1,054
Elimination of deferred tax assets and liabilities upon Transaction with Acquirer	195,694	0
Non-taxable gain related to Transaction with Acquirer	(410,226)	0
336(e) election	665	0
Return to provision true-ups	0	(420)
Valuation allowance	(124,216)	54,419
Total current expense	$ 2	$ 3